Cover Page	Mar. 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 17, 2022
Entity Registrant Name	SecureWorks Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37748
Entity Tax Identification Number	27-0463349
Entity Address, Address Line One	One Concourse Parkway NE
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	327-6339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,
Trading Symbol	SCWX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001468666
Amendment Flag	false